Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.80%	2.10%	1.70%
Litigation settlements			1.80%
Foreign tax rate difference	(8.70%)	(7.40%)	(8.70%)
Cash surrender of life insurance	(0.90%)	(1.00%)	2.30%
Research tax credit	(1.10%)	(0.70%)	(2.50%)
Worthless stock benefit			(3.20%)
Other	(0.90%)	(1.70%)	(1.10%)
Effective income tax rate	25.20%	26.30%	25.30%